REVENUE (Tables)	12 Months Ended
Dec. 31, 2014
REVENUE [Abstract]
Schedule of revenue by each major product categories
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Prescription drugs	519,557	601,934	658,031
Over-the-counter drugs	997,997	1,059,154	1,183,665
Nutritional supplements	399,397	392,009	393,466
Herbal products	100,419	109,284	124,810
Other product sales	532,486	536,722	593,342
	2,549,856	2,699,103	2,953,314